N-4	Dec. 19, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Entity Central Index Key	0000914245
Entity Investment Company Type	N-4
Document Period End Date	Dec. 19, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective immediately, the following information in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is removed and replaced by the following:

Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard® VIF Diversified Value Portfolio - Aristotle Capital Management, LLC, Harris Associates L.P., Hotchkis and Wiley Capital Management, LLC	0.28%	14.89%	12.24%	9.76%	3

Protective Investors Benefit Advisory Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]	Effective immediately, the following information in the "APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is removed and replaced by the following:
Portfolio Companies [Table Text Block]
Asset Allocation Type	Portfolio Company – Investment Adviser; Sub- Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2024)			SecurePay Pro Rider Allocation Investment Category(2)
			1 Year	5 Year	10 Year
U.S. Equity	Vanguard® VIF Diversified Value Portfolio - Aristotle Capital Management, LLC, Harris Associates L.P., Hotchkis and Wiley Capital Management, LLC	0.28%	14.89%	12.24%	9.76%	3

Protective Investors Benefit Advisory Variable Annuity [Member] | Vanguard® VIF Diversified Value Portfolio [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard® VIF Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Aristotle Capital Management, LLC, Harris Associates L.P., Hotchkis and Wiley Capital Management, LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%